Columbia Managment Group    One Financial Center  Boston MA 02111



May 2, 2003


                                   VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     SteinRoe Variable Investment Trust (Trust)
        File Nos.  33-14954 and 811-5199


Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated May 1, 2003, for the Funds does not differ from that contained in Post-Effective Amendment No. 23 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 28, 2003.

Very truly yours,

STEINROE VARIABLE INVESTMENT TRUST



Ellen Harrington
Assistant Secretary